Earnings/(Loss) per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Potential securities excluded from diluted EPS calculation (in shares)	1,509,900	3,134,131	6,553,905